Long Term Deposit	12 Months Ended
Dec. 31, 2012
Long Term Deposit [Abstract]
Long Term Deposit
Note 7 - Long-Term Deposit

In October 2012, the Company was required to post an appeal bond of $729 with the United States District Court for the District of Minnesota ("the Court"), in order to stay collection of the judgment pending resolution of the appeal. The bond accrues interest at the US Treasury Bill daily rate. See Note 15(C).